THE WEISS FUND
                                                               February 10, 2000
A LETTER FROM THE PRESIDENT

Dear Shareholder,

     It is with pleasure that we provide you with the Annual Report to Shareholders for the fiscal year ended December 31, 1999 for The Weiss Fund, consisting of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund.

     In 1999 the volatility in the stock market continued. A flight to quality, which we identified earlier, appears to still be fueling the growth in the Weiss Treasury Only Money Market Fund. The Fund's assets increased by $49,880,386 during 1999. We also saw T-bill rates move higher and lower, from 4.54% on January 1, 1999, to 5.97% on December 31, 1999. The lower T-bill rates in the first half of 1999, however, kept the overall annual return for the Fund at a modest 4.35%. We expect that T-bill rates will continue to rise for a bit longer, offering some positive gains for shareholders, but we realize that any stock market correction, and/or economic downturn, could lead to much lower interest rates over time.

     Weiss Millennium Opportunity Fund commenced operations on September 21, 1999. As of December 31, 1999, this Fund had 1,556 Class A shareholders with combined assets of $16,766,584. In the first three months, the Fund's actual return was 2.04%.

     After reading this report, if you have questions concerning your account in either Weiss Treasury Only Money Market Fund or Weiss Millennium Opportunity Fund, please do not hesitate to call upon a Fund representative at 800-430-9617.

Sincerely,

[/s/ JOHN N. BREAZEALE]
John N. Breazeale
President & Chairman

                    1999 Annual Portfolio Management Review

     Continued volatility throughout 1999 influenced the investment choices in the Weiss Treasury Only Money Market Fund. New investments have continued to pour into Treasuries from around the globe. This demand during the first half of 1999 kept T-bill rates low, but rates began to rise in the latter half of the year as inflationary fears loomed, pushing T-bill rates to 5.97% as of 12/31/99. This increase in rates represents an excellent opportunity for money fund shareholders, and as a result, we've kept the average weighted maturity of the Fund short to continue to be able to roll funds into higher yields.

     The first deposits into Weiss Millennium Opportunity Fund were invested in Treasuries, which constituted a fixed income core. The fund portfolio grew as additional shareholders came on board, and we began to invest in equities in earnest. The volatility in the market kept us moving, as we initially took short positions in broker-dealers and computer hardware when our signals indicated significant weakness in those sectors. By mid-December, patterns changed, and our signals indicated strength in the technology sector. Because of Y2K concerns, we also purchased 40 put options on AOL and additional puts on the S&P Index to hedge our new long positions. This decision proved to be a timely one, as tech stocks first surged and then disintegrated in the early part of the new year.

     Currently, signals indicate that we should be taking long positions in some sectors and short positions in others. While this may seem unusual, we are pleased that the flexibility of the fund can allow us to focus on both sides of the market simultaneously.

     With regard to the Weiss Treasury Only Money Market Fund, the Trust will continue to seek maximum current income consistent with preservation of capital. In the Weiss Millennium Opportunity Fund, market conditions, whether up or down, will determine the number of long and/or short positions at any given time. We will continue to apply fundamental practicalities to trending recommendations made by the Fund's subadvisor before making any investment decisions.

Sincerely,

[/s/ JOHN N. BREAZEALE]
John N. Breazeale
Portfolio Manager

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 1999

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO             PAR (000)                VALUE
          ---------------------------------------             ---------             ------------
  U.S. TREASURY BILLS -- 95.6%
     4.760%, due 01/06/00...................................   $10,000              $  9,993,389
     4.965%, due 01/13/00...................................    10,000                 9,983,450
     5.200%, due 01/20/00...................................    10,000                 9,972,556
     5.030%, due 01/27/00...................................     5,000                 4,981,836
     5.020%, due 02/03/00...................................    10,000                 9,953,983
     5.100%, due 02/10/00...................................    10,000                 9,943,333
     4.755%, due 02/17/00...................................     3,000                 2,981,376
     4.880%, due 02/17/00...................................     7,000                 6,955,402
     5.125%, due 03/30/00...................................    10,000                 9,873,299
     5.210%, due 04/20/00...................................    10,000                 9,840,806
     5.360%, due 05/04/00...................................    10,000                 9,815,378
     5.330%, due 06/08/00...................................    10,000                 9,764,592
     5.550%, due 08/17/00...................................    10,000                 9,646,958
                                                                                    ------------
  Total U.S. Treasury Bills (Cost $113,706,358)                                      113,706,358
                                                                                    ------------
REPURCHASE AGREEMENTS -- 4.5%
  PNC Capital Markets Repurchase Agreement 2.20%, 01/03/00
     (dated 12/31/99; proceeds $5,300,972, collateralized by
     $5,255,000 U.S Treasury Notes, 5.625% due 04/30/00,
     valued at $5,302,073) (Cost $5,300,000)................     5,300                 5,300,000
                                                                                    ------------
                                                               SHARES
                                                              ---------
SHORT-TERM INVESTMENT -- 0.0%
  Provident Institutional Fund -- TempFund (Cost $47,217)...    47,217                    47,217
                                                                                    ------------
TOTAL INVESTMENTS (COST $119,053,575*)                                    100.10%    119,053,575
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (0.10%)      (124,034)
                                                                          ------    ------------
NET ASSETS (Equivalent to $1.00 per share based
  on 118,930,189 shares of capital stock outstanding)                      100.0%   $118,929,541
                                                                          ======    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($118,929,541 / 118,930,189 shares outstanding)                                   $       1.00
                                                                                    ============

------------
* Aggregate cost for federal income tax purposes is substantially the same.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 1999

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    ------------
COMMON STOCK -- 22.4%
  Aerospace & Defense -- 0.6%
     Boeing Co. ............................................     2,500     $    103,906
                                                                           ------------
  Communications -- 2.4%
     *Applied Materials, Inc. ..............................       800          101,350
     AT&T Corp. ............................................     2,000          101,500
     *MCI WorldCom, Inc. ...................................     1,800           95,513
     Motorola, Inc. ........................................       700          103,075
                                                                           ------------
                                                                                401,438
                                                                           ------------
  Computer -- Internet Services & Software -- 9.8%
     Adobe Systems, Inc. ...................................     1,100           73,975
     *BMC Software, Inc. ...................................     1,300          103,919
     *Cadence Design Systems, Inc. .........................     4,400          105,600
     *Citrix Systems, Inc. .................................     1,000          123,000
     Computer Associates International, Inc. ...............     1,300           90,919
     *Compuware Corp. ......................................     2,500           93,125
     *Electronic Arts, Inc. ................................       900           75,600
     *Go.Com................................................     3,000           71,438
     *Intuit, Inc. .........................................     2,300          137,856
     *Microsoft Corp. ......................................       900          105,075
     *Novell, Inc. .........................................     3,400          135,362
     *Oracle Systems Corp. .................................     1,300          145,680
     *Parametric Technology Corp. ..........................     3,700          100,131
     *Peoplesoft, Inc. .....................................     4,600           98,038
     *Siebel Systems, Inc. .................................     1,200          100,800
     *Symantec Corp. .......................................     1,500           87,938
                                                                           ------------
                                                                              1,648,456
                                                                           ------------
  Drugs & Health Care -- 1.8%
     *Amgen, Inc. ..........................................     2,200          132,138
     Johnson & Johnson......................................     1,000           93,125
     Pfizer, Inc. ..........................................     2,500           81,094
                                                                           ------------
                                                                                306,357
                                                                           ------------
  Electronics -- 4.6%
     Advanced Micro Devices, Inc. ..........................     3,400           98,387
     *Altera Corp. .........................................     1,300           64,431
     *Cypress Semiconductor Corp. ..........................     2,000           64,750
     *Irvine Sensors Corp. .................................    20,000           42,500

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 1999 (CONTINUED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                        SHARES         VALUE
---------------------------------------                       ---------    ------------
COMMON STOCK (CONTINUED)
     *KLA- Tenor Corp. .....................................       900     $    100,238
     Linear Technology Corp. ...............................       900           64,406
     *LSI Logic Corp. ......................................     1,300           87,750
     *Rambus, Inc. .........................................       800           53,950
     *Teradyne, Inc. .......................................     1,600          105,600
     *Xilinx, Inc. .........................................     1,800           81,844
                                                                           ------------
                                                                                763,856
                                                                           ------------
     Multimedia -- 0.5%
     Walt Disney Co. .......................................     3,000           87,750
                                                                           ------------
     Semiconductors -- 1.0%
     Intel Corp. ...........................................       900           74,081
     *Novellus Systems, Inc. ...............................       800           98,025
                                                                           ------------
                                                                                172,106
                                                                           ------------
     Tobacco -- 0.6%
     Philip Morris Companies, Inc. .........................     4,000           92,750
                                                                           ------------
     Transportation -- 1.1%
     FDX Corp. .............................................     2,000           81,875
     Williams Cos., Inc. ...................................     3,000           91,688
                                                                           ------------
                                                                                173,563
                                                                           ------------
          Total Common Stock (Cost $3,157,767)                                3,750,182
                                                                           ------------
U.S. TREASURY BILLS -- 61.2%
  4.590%, due 01/06/00......................................       800          799,483
  4.600%, due 01/06/00......................................       200          199,871
  4.590%, due 01/20/00......................................       300          299,216
  4.670%, due 02/03/00......................................        30           29,867
  4.791%, due 03/16/00......................................        50           49,486
  5.055%, due 03/30/00......................................     1,000          987,530
  5.100%, due 03/30/00......................................     8,000        7,900,240
                                                                           ------------
          Total U.S. Treasury Bills (Cost $10,264,644)                       10,265,693
                                                                           ------------
REPURCHASE AGREEMENTS -- 12.8%
  PNC Capital Markets Repurchase Agreement 2.10%, 01/03/00
     (dated 12/31/99; proceeds $2,150,376, collateralized by
     $2,135,000 U.S. Treasury Notes, 5.625% due 04/30/00,
     valued $2,154,125) (Cost $2,150,000)...................     2,150        2,150,000
                                                                           ------------

\
THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
STATEMENT OF NET ASSETS, DECEMBER 31, 1999 (CONCLUDED)

          DESCRIPTION AND PERCENTAGE OF PORTFOLIO              SHARES         VALUE
          ---------------------------------------             ---------    ------------
SHORT-TERM INVESTMENT -- 0.1%
  Provident Institutional Funds, Inc. -- T-Fund Portfolio
     (Cost $17,013).........................................    17,013     $     17,013
                                                                           ------------

                                                              NUMBER OF
             NAME/EXPIRATION DATE/STRIKE PRICE                CONTRACTS
             ---------------------------------                ---------
PUT OPTIONS PURCHASED -- 0.5%
  America Online, Feb., $65.................................     40            15,000
  Standard & Poor's 500 Index, Mar., $1,300.................     40            60,000
                                                                           ----------
          Total Put Options (Cost $71,618)                                     75,000
                                                                           ----------
TOTAL INVESTMENTS -- 97.0% (COST $15,661,042)                              16,257,888

OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.0%
  Receivable from Brokers for Securities Sold Short and
     Investment Securities Sold.............................                1,238,080
  Receivable for Fund Shares Sold...........................                  558,920
  Other Assets..............................................                   55,510
  Payable for Investment Securities Purchased...............                  (75,022)
  Net Amounts due to Investment Manager.....................                  (61,583)
  Securities Sold Short, at Value (proceeds $1,086,353).....               (1,190,313)
  Other Liabilities.........................................                  (16,865)
                                                                          -----------
                                                                              508,727
                                                                          -----------
NET ASSETS -- 100% (APPLICABLE TO 1,645,790 CLASS A SHARES
  AND 3 CLASS S SHARES, $.01 PAR VALUE PER SHARE, ISSUED AND
  OUTSTANDING)..............................................              $16,766,615
                                                                          ===========
NET ASSET VALUE AND REDEMPTION PRICE PER CLASS A SHARE
  ($16,766,584 / 1,645,790).................................              $     10.19
                                                                          ===========
MAXIMUM OFFERING PRICE PER CLASS A SHARE ($10.19 / 0.985)...              $     10.34
                                                                          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER CLASS S
  SHARE ($31 / 3)...........................................              $     10.19
                                                                          ===========

------------
* Non-Income producing security.

See accompanying notes to financial statements.

THE WEISS FUND
WEISS MILLENNIUM OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT, DECEMBER 31, 1999

NAME OF ISSUER                                                SHARES      VALUE
--------------                                                ------    ----------
  COMMON STOCKS
     Bed, Bath & Beyond, Inc................................  3,500     $  121,625
     Chase Manhattan Corp. .................................  1,000         77,688
     Chiron Corp. ..........................................  3,000        127,124
     Citigroup, Inc. .......................................  1,700         94,456
     Consolidated Natural Gas Co. ..........................  1,500         97,406
     Ebay, Inc. ............................................    400         50,075
     Flour Corp. ...........................................  2,000         91,750
     Hewlett Packard Co. ...................................  1,000        113,938
     MBNA Corp. ............................................  3,000         81,750
     Phelps Dodge Corp. ....................................  1,500        100,688
     Weatherford International, Inc. .......................  3,000        119,813
     Westwood One, Inc. ....................................  1,500        114,000
                                                                        ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $1,086,353)                       $1,190,313
                                                                        ----------

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                  WEISS                WEISS
                                                              TREASURY ONLY         MILLENNIUM
                                                            MONEY MARKET FUND    OPPORTUNITY FUND*
                                                            -----------------    -----------------
INVESTMENT INCOME:
  Dividend................................................     $       --            $   2,631
  Interest................................................      4,351,139               71,403
                                                               ----------            ---------
     Total Investment Income..............................      4,351,139               74,034
                                                               ----------            ---------
EXPENSES:
  Investment Advisory fees................................        458,752               29,271
  Transfer Agent fees.....................................        135,769               27,567
  Registration and filing fees............................         36,850                9,837
  Administration fees.....................................         79,965               28,756
  Legal fees..............................................         62,069                3,159
  Custodian fees..........................................         19,067                8,444
  Printing................................................         14,929                5,020
  Audit fees..............................................         11,246                  702
  Insurance...............................................         11,075                  102
  Amortization of organizational costs....................          7,769                   --
  Offering costs..........................................             --                7,282
  Trustees' fees..........................................          6,242                  378
  Miscellaneous...........................................            326                1,825
                                                               ----------            ---------
                                                                  844,059              122,343
  Less: expenses waived and reimbursed....................       (385,307)             (72,518)
                                                               ----------            ---------
     Total Expenses.......................................        458,752               49,825
                                                               ----------            ---------
     Net Investment Income................................      3,892,387               24,209
                                                               ----------            ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net Realized Loss on Investment Securities..............             --             (189,516)
  Net Change in Unrealized Appreciation of
     Investment Securities................................             --              492,886
                                                               ----------            ---------
     Net Realized and Unrealized Gain on Investments......             --              303,370
                                                               ----------            ---------
Net Increase in Net Assets Resulting from Operations......     $3,892,387            $ 327,579
                                                               ==========            =========

------------
* Commencement of operations was September 21, 1999.

See accompanying notes to financial statements.

THE WEISS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                      WEISS TREASURY ONLY
                                                       MONEY MARKET FUND             WEISS MILLENNIUM
                                                -------------------------------      OPPORTUNITY FUND
                                                FOR THE YEAR ENDED DECEMBER 31,    --------------------
                                                -------------------------------    FOR THE PERIOD ENDED
                                                     1999             1998          DECEMBER 31, 1999*
                                                --------------    -------------    --------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  Operations:
     Net investment income....................   $  3,892,387      $ 1,982,500         $    24,209
     Net realized loss on investment
       securities.............................             --             (648)           (189,516)
     Net change in unrealized appreciation on
       investment securities..................             --               --             492,886
                                                 ------------      -----------         -----------
     Net increase in net assets resulting from
       operations.............................      3,892,387        1,981,852             327,579
  Distributions:
     From net investment income ($.04, $.05
       and $.01 per share, respectively)......     (3,892,387)      (1,982,500)            (22,278)
  Capital share transactions:
     Net increase from capital share
       transactions...........................     49,880,386       35,688,557          16,461,304
                                                 ------------      -----------         -----------
     Total increase in net assets.............     49,880,386       35,687,909          16,766,605
NET ASSETS
  Beginning of period.........................     69,049,155       33,361,246                  10
                                                 ------------      -----------         -----------
  End of Period (including undistributed net
     investment income of $1,931 for Weiss
     Millennium Opportunity Fund).............   $118,929,541      $69,049,155         $16,766,615
                                                 ============      ===========         ===========

------------
* Commencement of operations was September 21, 1999.

See accompanying notes to financial statements.

THE WEISS FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                WEISS TREASURY ONLY MONEY MARKET FUND               WEISS MILLENNIUM
                                       --------------------------------------------------------   OPPORTUNITY FUND(4)
                                        FOR THE YEAR ENDED DECEMBER 31,                           --------------------
                                       ---------------------------------   FOR THE PERIOD ENDED   FOR THE PERIOD ENDED
                                         1999         1998        1997      DECEMBER 31, 1996*     DECEMBER 31, 1999*
                                       ---------    --------    --------   --------------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD:  $   1.00     $  1.00     $  1.00          $  1.00                $ 10.00
                                       --------     -------     -------          -------                -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income..............      0.04        0.05        0.05             0.02                   0.01
  Net realized and unrealized gain
    (loss) on investments............        --          --          --               --                   0.19
                                       --------     -------     -------          -------                -------
    Net investment income............      0.04        0.05        0.05             0.02                   0.20
                                       --------     -------     -------          -------                -------
LESS DISTRIBUTIONS:
  From net investment income.........     (0.04)      (0.05)      (0.05)           (0.02)                 (0.01)
                                       --------     -------     -------          -------                -------
NET ASSET VALUE, END OF PERIOD:        $   1.00     $  1.00     $  1.00          $  1.00                $ 10.19
                                       ========     =======     =======          =======                =======
TOTAL RETURN.........................      4.35%       4.67%       4.71%            4.67%                  2.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)......  $118,930     $69,049     $33,361          $11,127                $16,767
Ratio of expenses to average net
  assets(1)..........................      0.50%       0.53%       0.50%            0.50%(3)               2.55%(3)
Ratio of net investment income to
  average net assets(2)..............      4.24%       4.55%       4.60%            4.54%(3)               1.24%(3)
Portfolio turnover...................        NA          NA          NA               NA                     82%

------------
(1) Weiss Treasury Only Money Market Fund's annualized expense ratios before waivers and reimbursement of expenses for the years ended December 31, 1999, 1998 and 1997 and the period ended December 31, 1996 would have been 0.92%, 1.14%, 1.69%, and 7.69%, respectively.

    Weiss Millennium Opportunity Fund's annualized expense ratio before waivers and reimbursement of expenses for the period ended December 31, 1999, would have been 6.27%, which included the margin and dividend expenses. Without the margin and dividend expenses, the ratio would have been 6.22%.

    Weiss Millennium Opportunity Fund's annualized expense ratio after waivers and reimbursement of expenses for the period ended December 31, 1999, excluding the margin and dividend expenses would have been 2.50%.

(2) Weiss Treasury Only Money Market Fund's annualized net investment income ratios before waivers and reimbursement of expenses for the years ended December 31, 1999, 1998 and 1997 and the period ended December 31, 1996 would have been 3.82%, 3.94%, 3.41% and (2.65)%, respectively.

    Weiss Millennium Opportunity Fund's annualized net investment income ratio before waivers and reimbursement of expenses for the period ended December 31, 1999 would have been (2.43)%, with the margin and dividend expenses excluded.

(3) Annualized.

(4) For the period ended December 31, 1999, Class S shares of Weiss Millennium Opportunity Fund have had nominal activities thus the financial highlights for that class are the same as those of Class A shares.

* Commencement of operations of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund was June 28, 1996 and September 21, 1999, respectively.
See accompanying notes to financial statements.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.  FUND ORGANIZATION

The Weiss Fund (formerly known as Weiss Treasury Fund) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following funds: Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund (formerly designated as Weiss Treasury Bond Fund) (individually, a "Fund", and collectively, the "Funds"). The Funds' commenced operations on the following dates:

                     Weiss Treasury Only Money Market Fund
                                 June 28, 1996
                       Weiss Millennium Opportunity Fund
                               September 21, 1999

The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to the Funds' investment objectives and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust.

Prior to commencement of operations, Weiss Millennium Opportunity Fund had been limited to organizational matters. In addition, Weiss Money Management, Inc. (the "Manager") had redeemed its 3,333 shares of beneficial interest from the Weiss Treasury Bond Fund and purchased 1 share of beneficial interest of each of Class A and Class S of Weiss Millennium Opportunity Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price on the securities exchange in which the securities are traded as of the close of business on the day the securities are being valued. Lacking any sales, the securities are valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange. An exchange traded option or futures contract and other financial instruments are valued at the last reported sale price prior to 4:00 p.m. (Eastern Time) as quoted on the principal exchange or board of trade on which such option or contract is traded. Lacking any sales, the option or futures contract is valued at the Calculated Mean. Debt securities, other than short-term securities, are valued at bid prices supplied by the Funds' pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities having maturities of less than sixty days are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium.

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Each Fund's expenses are also accrued daily. Net investment income for each Fund consists of all interest income accrued and dividend income recognized on the Fund's assets, less accrued expenses.

Dividends and Distributions to Shareholders: Dividends from Weiss Treasury Only Money Market Fund's net investment income are declared daily and paid monthly. Weiss Treasury Only Money Market Fund intends to pay accrued dividends on the last business day of each month. Dividends from the Weiss Millennium Opportunity Fund's net investment income are declared and paid annually. Each Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement. Distributions are recorded by the Funds on the ex-dividend date.

Federal Income Taxes: Each Fund is classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Repurchase Agreements: The Funds may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses of Weiss Treasury Only Money Market Fund are being amortized using the straight-line method over a period not to exceed five years from the date of commencement of operations.

Offering Costs: Offering costs of Weiss Millennium Opportunity Fund have been capitalized and are being amortized on a straight line basis over a period of twelve months.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. serves as the Investment Manager to the Funds. Under investment advisory agreements with the Funds, the Manager provides continuous advice and recommendations concerning the Funds' investments. To compensate the Manager for its services, Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund have agreed to disburse monthly a fee at the annual rates of 0.50% and 1.50%, respectively, of their respective average daily net assets. The Manager may from time to time waive all or a portion of its fees payable

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

by a Fund. Certain officers of the Manager serve as President, Secretary and Trustee to the Trust.

Weiss Funds, Inc., a registered broker-dealer and wholly-owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust. PFPC has agreed to waive fees during the period of operations for Weiss Millennium Opportunity Fund in the amount of $25,277 for administrative and accounting services and $18,200 for transfer agent services.

PFPC Trust Company serves as the Custodian for the Fund's portfolio securities and cash. PFPC Trust Company has agreed to waive fees during the period of operations for Weiss Millennium Opportunity Fund in the amount of $3,792.

For the year ended December 31, 1999, the Manager has voluntarily agreed to limit the Funds expense ratios at 0.50%, 2.50%, and 2.75% for the Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund, Class A and Class S, respectively. In order to maintain these ratios, the Manager has waived all or a portion of its fees, which amounted to $385,306 for the Weiss Treasury Only Money Market Fund and $25,249 for Weiss Millennium Opportunity Fund.

Dechert Price & Rhoads serves as legal counsel to the Trust. A partner of that firm serves as Assistant Secretary to the Trust.
Each Trustee receives an annual fee of $2,000 plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At December 31, 1999, the Funds' net assets consisted of:

                       WEISS TREASURY ONLY   WEISS MILLENNIUM
                        MONEY MARKET FUND    OPPORTUNITY FUND
                       -------------------   ----------------
Paid in capital            $118,930,189        $16,461,314
Undistributed net
  investment income                  --              1,931
Accumulated net
  realized loss on
  investments                      (648)          (189,516)
Unrealized
  appreciation on
  investments                        --            492,886
                           ------------        -----------
                           $118,929,541        $16,766,615
                           ============        ===========

5.  INVESTMENT TRANSACTIONS

The following summarizes the aggregate amount of purchases and sales of investment securities, options, and securities sold short, excluding short-term securities, for the year ended December 31, 1999.

                       WEISS MILLENNIUM OPPORTUNITY FUND

                                  PURCHASES      SALES
                                  ----------   ----------
Long transactions                 $5,830,919   $2,574,434
Short sale transactions              743,573    1,739,123
Option transactions                   71,618           --
                                  ----------   ----------
TOTAL                             $6,646,110   $4,313,557
                                  ==========   ==========

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

6.  OPTION TRANSACTIONS

Weiss Millennium Opportunity Fund may write covered call and put options and may purchase call and put options on individual securities and indices written by others. Put and call options give the holder the right to sell and purchase, respectively, and obligates the writer to purchase and sell, respectively, a security at the exercise price at any time before the expiration date.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid. In contrast with options on securities, options on a stock index do not involve delivery of the actual underlying securities and are settled in cash only.

7.  SHORT SALE TRANSACTIONS

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in market value of the security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it on the open market at some later date.
The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.
All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash and/or U.S. Government securities with brokers and other financial institutions exceeds the minimum requirements.

8.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value.

Transactions in capital shares for the period ended December 31, 1999 and 1998, respectively, are summarized below.

                                                  WEISS TREASURY ONLY MONEY MARKET FUND
                                      --------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31, 1999     YEAR ENDED DECEMBER 31, 1998
                                      -----------------------------    -----------------------------
                                         SHARES           VALUE           SHARES           VALUE
                                      ------------    -------------    ------------    -------------
Shares sold                            97,735,946     $ 97,735,946      58,510,318     $ 58,510,318
Shares reinvested                       3,679,344        3,679,344       2,023,288        2,023,288
Shares repurchased                    (51,534,904)     (51,534,904)    (24,845,049)     (24,845,049)
                                      -----------     ------------     -----------     ------------
                                       49,880,386     $ 49,880,386      35,688,557     $ 35,688,557
                                      -----------     ------------     -----------     ------------

THE WEISS FUND
NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

                                                  WEISS MILLENNIUM OPPORTUNITY FUND
                                                    PERIOD ENDED DECEMBER 31, 1999
                                      ----------------------------------------------------------
                                                CLASS A                        CLASS S
                                      ---------------------------    ---------------------------
                                        SHARES          VALUE          SHARES          VALUE
                                      -----------    ------------    -----------    ------------
Shares sold                             1,671,873    $ 16,725,013              3    $         30
Shares reinvested                           1,935          19,720             --              --
Shares repurchased                        (28,513)       (283,449)            --              --
                                      -----------    ------------    -----------    ------------
                                        1,645,295    $ 16,461,284              3    $         30
                                      -----------    ------------    -----------    ------------

9.  CAPITAL LOSS CARRYOVERS

Capital loss carryovers for the Funds expire as follows:

                       WEISS TREASURY ONLY   WEISS MILLENNIUM
                        MONEY MARKET FUND    OPPORTUNITY FUND
                       -------------------   ----------------
2006                          $648
2007                                             $102,576

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of
Trustees of The Weiss Fund

     We have audited the accompanying statements of net assets of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund (the "Funds"), a series of The Weiss Fund, as of December 31, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Weiss Treasury Only Money Market Fund and Weiss Millennium Opportunity Fund as of December 31, 1999, the results of their operations, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

Tait, Weller & Baker
Philadelphia, Pennsylvania
January 14, 2000

Board of Trustees
     John N. Breazeale, Chairman
     Esther S. Gordon
     Robert Z. Lehrer
     Martin D. Weiss
     Donald Wilk

Officers
     John N. Breazeale, President
     David D. Marky, Treasurer
     Clara Maxcy, Secretary

Investment Manager
     Weiss Money Management, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

Administrator
     PFPC Inc.
     103 Bellevue Pkwy.
     Wilmington, DE 19809

Distributor
     Weiss Funds, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

Transfer Agent
     PFPC Inc.
     400 Bellevue Pkwy.
     Wilmington, DE 19809

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless pre-ceded or accompanied by an effective prospectus.


[THE WEISS FUND LOGO]

WEISS MILLENNIUM
OPPORTUNITY FUND
CLASS A SHARES
CLASS S SHARES

WEISS TREASURY
ONLY MONEY
MARKET FUND

ANNUAL REPORT
TO SHAREHOLDERS
DECEMBER 31, 1999